Label	Element	Value
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 2,176,231,000
Revision of Prior Period, Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(1,686,000)
Contributed Surplus [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	200,000,000	[1]
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(501,423,000)
Retained Earnings [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	38,175,000
Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	447,267,000
Common Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	108,223,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(10,834,000)	[2]
Treasury Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	0
Additional Paid-in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	1,932,998,000
Additional Paid-in Capital [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	(39,861,000)
Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	1,728,964,000
Parent [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ (1,686,000)

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at September 30, 2022, and 2021, our other comprehensive loss consisted of a gain of $0.1 million and $0.1 million of pension and post-retirement benefit plan adjustments and $nil and $3.1 million loss of our share of affiliates comprehensive loss from discontinued operations, respectively.